Unaudited Condensed Statement of Cash Flows - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,032)	$ (2,334,105)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned from investments held in Trust Account		(7,113)
Changes in operating assets and liabilities:
Prepaid expenses		(636,426)
Franchise tax payable		98,680
Accounts payable	1,032	16,042
Accrued expenses		1,408,000
Net cash used in operating activities		(1,454,922)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(201,257,000)
Net cash used in investing activities		(201,257,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	50,000	150,000
Payment of deferred offering costs	(41,200)
Repayment of note payable to related party		(200,000)
Proceeds received from initial public offering, gross		201,257,000
Proceeds received from private placement		6,025,000
Offering costs paid		(4,175,530)
Net cash provided by financing activities	8,800	203,049,470
Net change in cash	8,800	344,548
Cash – beginning of the period		8,800
Cash – end of the period	8,800	353,348
Supplemental disclosure of noncash activities:
Deferred offering costs included in accrued expenses	16,700
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable		125,000
Offering costs included in accrued expenses		28,300
Deferred underwriting commissions in connection with the initial public offering		7,043,750
Initial value of Class A common stock subject to possible redemption		190,767,360
Change in value of Class A common stock subject to possible redemption		$ (2,257,980)